Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 2,146,679	$ 2,460,037	$ 1,771,761
Provision for credit losses	150,732	1,193,688	433,867
Recovery		(423,898)	(7,061)
Written off	142,191
Foreign exchange translation	49,551	(332,092)	(51,888)
Ending balance	$ 2,105,670	$ 2,897,735	$ 2,146,679